Schedule of Investments (unaudited)
January 31, 2025
iShares® International Developed Real Estate ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 17.7%
Abacus Group	71,082	$50,591
Abacus Storage King	75,323	54,223
Arena REIT	55,784	133,537
BWP Trust	78,750	165,271
Centuria Industrial REIT	76,942	139,440
Centuria Office REIT	69,480	50,285
Charter Hall Group	68,451	658,158
Charter Hall Long Wale REIT	96,611	231,359
Charter Hall Retail REIT	71,304	143,195
Charter Hall Social Infrastructure REIT	50,349	80,323
Cromwell Property Group	190,389	45,873
Dexus	156,265	696,988
Dexus Industria REIT	29,774	50,223
Goodman Group	271,796	6,061,093
GPT Group (The)	279,561	793,630
Growthpoint Properties Australia Ltd.	38,591	57,451
HealthCo REIT	67,479	42,010
HomeCo Daily Needs REIT	253,996	185,760
Hotel Property Investments Ltd.	18,457	42,873
Ingenia Communities Group	53,691	189,214
Lifestyle Communities Ltd.(a)	15,770	95,257
Mirvac Group	575,551	696,257
National Storage REIT	197,785	273,367
NEXTDC Ltd.(b)	93,275	848,240
Region RE Ltd.	168,559	226,369
Scentre Group	757,234	1,713,674
Stockland	347,668	1,101,414
Vicinity Ltd.	549,895	745,257
Waypoint REIT Ltd.	99,043	148,446
		15,719,778
Austria — 0.2%
CA Immobilien Anlagen AG(a)	4,997	123,688
Belgium — 2.6%
Aedifica SA	6,900	415,700
Ascencio	779	38,771
Care Property Invest NV	5,339	61,898
Cofinimmo SA	5,532	311,886
Home Invest Belgium SA, NVS	1,622	30,890
Montea NV	2,976	205,696
Retail Estates NV	1,845	110,055
Shurgard Self Storage Ltd.	4,562	168,855
Vastned NV	1,617	47,976
VGP NV	1,944	165,927
Warehouses De Pauw CVA	25,031	537,666
Xior Student Housing NV	5,357	171,064
		2,266,384
Canada — 5.6%
Allied Properties REIT	18,540	221,712
Boardwalk REIT	5,903	254,462
Canadian Apartment Properties REIT	24,353	678,804
Chartwell Retirement Residences	38,930	429,922
Choice Properties REIT	40,379	358,962
Crombie REIT	15,275	141,257
Dream Industrial REIT	39,911	320,749
First Capital Real Estate Investment Trust	30,895	353,304
Granite Real Estate Investment Trust	9,157	442,240
H&R Real Estate Investment Trust	37,786	243,093
InterRent REIT	19,974	134,273
Killam Apartment REIT	17,089	194,366
Security	Shares	Value
Canada (continued)
NorthWest Healthcare Properties REIT	32,460	$100,952
Prinmaris REIT	13,819	141,960
RioCan REIT	43,660	555,157
SmartCentres Real Estate Investment Trust	18,866	318,814
StorageVault Canada Inc., NVS	34,475	86,582
		4,976,609
Finland — 0.3%
Citycon OYJ	13,611	48,193
Kojamo OYJ(b)	23,133	240,335
		288,528
France — 4.3%
ARGAN SA, NVS	1,801	118,908
Carmila SA	8,160	141,369
Covivio SA/France	7,899	419,778
Gecina SA	7,545	736,584
ICADE	4,746	111,593
Klepierre SA	29,994	892,961
Mercialys SA	13,555	148,798
Unibail-Rodamco-Westfield, New	15,022	1,257,741
		3,827,732
Germany — 5.7%
Aroundtown SA(b)	100,164	297,219
Deutsche EuroShop AG	2,569	50,637
Deutsche Wohnen SE	7,194	180,004
Grand City Properties SA(b)	9,251	106,821
Hamborner REIT AG	10,214	68,095
LEG Immobilien SE	10,809	890,748
TAG Immobilien AG(b)	22,077	328,097
Vonovia SE	102,525	3,136,568
		5,058,189
Guernsey — 0.1%
PPHE Hotel Group Ltd.	2,840	45,831
Regional REIT Ltd.(c)	24,003	34,940
		80,771
Hong Kong — 6.6%
Champion REIT	282,000	60,078
Fortune REIT	207,000	106,304
Hongkong Land Holdings Ltd.	150,200	653,583
Hysan Development Co. Ltd.	87,000	125,797
Link REIT	372,540	1,539,248
New World Development Co. Ltd.(a)	206,333	110,716
Prosperity REIT	161,000	25,448
Sino Land Co. Ltd.	508,800	487,954
Sun Hung Kai Properties Ltd.	207,500	1,854,914
Sunlight REIT	148,000	35,363
Swire Properties Ltd.	154,400	304,905
Wharf Real Estate Investment Co. Ltd.	224,900	559,647
		5,863,957
Ireland — 0.1%
Irish Residential Properties REIT PLC	62,708	60,825
Israel — 1.1%
Amot Investments Ltd.	31,247	182,696
Azrieli Group Ltd.	5,310	439,963
Melisron Ltd.	3,675	347,670
		970,329
Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA(b)	9,371	28,288
Japan — 25.6%
Activia Properties Inc.	99	215,414

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International Developed Real Estate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Advance Residence Investment Corp.	388	$357,108
Aeon Mall Co. Ltd.	13,400	169,132
AEON REIT Investment Corp.	258	208,364
Comforia Residential REIT Inc.	104	181,905
CRE Logistics REIT Inc.	87	84,328
Daiwa House REIT Investment Corp.	324	509,797
Daiwa Office Investment Corp.	77	146,076
Daiwa Securities Living Investments Corp.	284	163,704
Frontier Real Estate Investment Corp.	375	195,715
Fukuoka REIT Corp.	123	116,535
Global One Real Estate Investment Corp.	140	94,988
GLP J-REIT	671	549,442
Hankyu Hanshin REIT Inc.	97	80,046
Health Care & Medical Investment Corp.	53	36,190
Heiwa Real Estate Co. Ltd.	4,000	116,461
Heiwa Real Estate REIT Inc.	148	122,197
Hoshino Resorts REIT Inc.	85	113,397
Hulic Co. Ltd.	87,200	768,540
Hulic REIT Inc.	183	167,133
Ichigo Office REIT Investment Corp.	149	79,591
Industrial & Infrastructure Fund Investment Corp.	340	253,917
Invincible Investment Corp.	1,109	483,583
Japan Excellent Inc.	176	142,239
Japan Hotel REIT Investment Corp.	738	341,749
Japan Logistics Fund Inc.	384	222,370
Japan Metropolitan Fund Invest	1,020	620,940
Japan Prime Realty Investment Corp.	134	295,101
Japan Real Estate Investment Corp.	970	683,387
KDX Realty Investment Corp.	584	583,117
LaSalle Logiport REIT	274	253,208
Mirai Corp.	269	71,886
Mitsubishi Estate Co. Ltd.	171,600	2,493,518
Mitsubishi Estate Logistics REIT Investment Corp.	71	162,744
Mitsui Fudosan Co. Ltd.	401,000	3,619,342
Mitsui Fudosan Logistics Park Inc.	442	290,714
Mori Hills REIT Investment Corp.	230	186,057
Mori Trust REIT Inc.	364	148,463
Nippon Accommodations Fund Inc.	67	251,970
Nippon Building Fund Inc.	1,112	885,470
Nippon Prologis REIT Inc.	359	547,491
Nippon REIT Investment Corp.	252	132,220
Nomura Real Estate Holdings Inc.	15,700	417,285
Nomura Real Estate Master Fund Inc.	648	624,091
NTT UD REIT Investment Corp.	206	175,386
One REIT Inc.(a)	35	54,544
Orix JREIT Inc.	385	427,189
Samty Residential Investment Corp.	61	36,670
Sankei Real Estate Inc.	68	36,225
Sekisui House REIT Inc.	606	309,794
SOSiLA Logistics REIT Inc.	103	73,375
Star Asia Investment Corp.	363	120,913
Starts Proceed Investment Corp.(a)	36	40,715
Sumitomo Realty & Development Co. Ltd.	61,700	2,131,945
Takara Leben Real Estate Investment Corp.	130	74,203
Tokyo Tatemono Co. Ltd.	28,500	439,502
Tokyu REIT Inc.	136	142,328
United Urban Investment Corp.	431	417,414
		22,667,128
Netherlands — 0.3%
Eurocommercial Properties NV	6,297	153,689
NSI NV	2,723	61,785
Security	Shares	Value
Netherlands (continued)
Wereldhave NV	5,063	$76,797
		292,271
New Zealand — 0.6%
Argosy Property Ltd.	120,363	68,921
Goodman Property Trust	151,348	178,024
Kiwi Property Group Ltd.	230,213	117,936
Precinct Properties Group(a)	195,345	135,551
Stride Property Group	84,122	60,956
		561,388
Norway — 0.1%
Entra ASA(b)(c)	10,427	107,967
Singapore — 8.1%
AIMS APAC REIT	91,426	86,706
CapitaLand Ascendas REIT	519,990	985,822
CapitaLand Ascott Trust(a)	357,930	235,291
CapitaLand Integrated Commercial Trust	796,677	1,137,232
CapitaLand Investment Ltd./Singapore	334,300	601,832
CDL Hospitality Trusts(a)	126,721	80,476
City Developments Ltd.	66,800	247,643
Digital Core REIT Management Pte. Ltd.	128,800	71,264
ESR-LOGOS REIT	970,720	185,715
Far East Hospitality Trust	147,300	65,575
Frasers Centrepoint Trust	160,749	252,299
Frasers Logistics & Commercial Trust	418,000	271,145
Keppel DC REIT	239,897	386,925
Keppel REIT	345,200	216,551
Lendlease Global Commercial REIT	252,547	102,791
Mapletree Industrial Trust	286,645	441,914
Mapletree Logistics Trust	492,060	439,705
Mapletree Pan Asia Commercial Trust	333,417	295,297
OUE REIT	306,900	66,337
Paragon REIT	156,565	101,943
Parkway Life REIT	56,200	159,698
Starhill Global REIT	215,800	80,985
Stoneweg European REIT	46,200	74,750
Suntec REIT(a)	312,300	272,712
UOL Group Ltd.(a)	72,200	269,266
		7,129,874
South Korea — 0.3%
ESR Kendall Square REIT Co. Ltd.	18,108	57,579
JR Global REIT	16,921	28,556
LOTTE REIT Co. Ltd.	21,501	45,422
Shinhan Alpha REIT Co. Ltd.	14,699	58,300
SK REITs Co. Ltd.	26,607	89,617
		279,474
Spain — 1.1%
Inmobiliaria Colonial SOCIMI SA	47,816	269,813
Merlin Properties SOCIMI SA	63,809	735,353
		1,005,166
Sweden — 5.3%
Atrium Ljungberg AB, Class B	6,439	113,877
Castellum AB(b)	62,282	675,500
Catena AB	5,855	255,052
Cibus Nordic Real Estate AB publ	9,002	145,972
Corem Property Group AB, Class B	89,223	47,311
Dios Fastigheter AB	15,116	104,565
Fabege AB	32,485	242,976
Fastighets AB Balder, Class B(b)	97,750	695,558
FastPartner AB, Class A	7,808	44,083
Hufvudstaden AB, Class A	15,643	174,150

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International Developed Real Estate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Logistea AB, Class B(b)	22,387	$32,022
Neobo Fastigheter AB(b)	18,869	31,066
NP3 Fastigheter AB	4,928	117,113
Nyfosa AB	22,961	235,582
Pandox AB, Class B	15,351	280,360
Platzer Fastigheter Holding AB, Class B	9,087	70,072
Sagax AB, Class B	31,290	688,640
Samhallsbyggnadsbolaget i Norden AB	168,901	85,567
Wallenstam AB, Class B	58,229	251,362
Wihlborgs Fastigheter AB	38,860	385,034
		4,675,862
Switzerland — 3.6%
Allreal Holding AG, Registered	2,134	399,532
Intershop Holding AG	795	119,065
Mobimo Holding AG, Registered	1,032	342,772
Peach Property Group AG(b)	4,743	42,995
PSP Swiss Property AG, Registered	6,575	971,272
Swiss Prime Site AG, Registered	11,124	1,269,934
		3,145,570
United Kingdom — 10.2%
Abrdn European Logistics Income PLC(c)	57,918	43,852
Abrdn Property Income Trust Ltd.	57,415	4,841
AEW U.K. REIT PLC	22,628	28,618
Assura PLC	467,547	218,173
Big Yellow Group PLC	27,233	322,467
British Land Co. PLC (The)	145,686	677,601
Care Reit PLC, Class B	46,902	49,446
CLS Holdings PLC	22,736	20,305
Custodian Property Income REIT PLC	61,275	57,546
Derwent London PLC	16,264	395,450
Empiric Student Property PLC	88,222	91,775
Grainger PLC	107,604	282,931
Great Portland Estates PLC	51,422	183,942
Hammerson PLC, NVS	71,871	254,150
Helical PLC	16,461	36,820
Home REIT PLC(b)(d)	191,393	49,664
Land Securities Group PLC	108,618	783,343
Life Science Reit PLC	50,609	21,335
LondonMetric Property PLC	288,397	663,467
NewRiver REIT PLC	50,306	47,654
Picton Property Income Ltd.	78,200	63,218
Primary Health Properties PLC	192,338	224,648
PRS REIT PLC (The)	74,633	102,346
Residential Secure Income PLC, NVS(c)	28,508	19,696
Security	Shares	Value
United Kingdom (continued)
Safestore Holdings PLC	31,005	$235,441
Schroder REIT Ltd.	73,610	42,054
Segro PLC	197,033	1,742,081
Shaftesbury Capital PLC	217,313	333,100
Sirius Real Estate Ltd.	218,909	217,547
Supermarket Income REIT PLC	180,624	151,170
Target Healthcare REIT PLC	90,007	96,757
Triple Point Social Housing REIT PLC(c)	52,829	38,269
Tritax Big Box REIT PLC	359,842	651,851
UNITE Group PLC (The)	59,010	625,022
Urban Logistics REIT PLC	66,936	90,961
Warehouse REIT PLC	58,983	58,529
Workspace Group PLC	19,878	115,388
		9,041,458
Total Long-Term Investments — 99.5% (Cost: $128,856,824)		88,171,236
Short-Term Securities
Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(e)(f)(g)	1,634,955	1,635,772
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(e)(f)	100,000	100,000
Total Short-Term Securities — 1.9% (Cost: $1,735,795)		1,735,772
Total Investments — 101.4% (Cost: $130,592,619)		89,907,008
Liabilities in Excess of Other Assets — (1.4)%		(1,275,878)
Net Assets — 100.0%		$88,631,130

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International Developed Real Estate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,068,726	$—	$(433,015)(a)	$(310)	$371	$1,635,772	1,634,955	$17,815 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	50,000 (a)	—	—	—	100,000	100,000	4,426	—
				$(310)	$371	$1,735,772		$22,241	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Singapore Index	3	02/27/25	$86	$1,379
Mini TOPIX Index	5	03/13/25	89	(981)
Dow Jones U.S. Real Estate Index	7	03/21/25	255	572
Euro STOXX 50 Index	1	03/21/25	55	4,120
				$5,090
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® International Developed Real Estate ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$11,604,757	$76,516,815	$49,664	$88,171,236
Short-Term Securities
Money Market Funds	1,735,772	—	—	1,735,772
	$13,340,529	$76,516,815	$49,664	$89,907,008
Derivative Financial Instruments(a)
Assets
Equity Contracts	$572	$5,499	$—	$6,071
Liabilities
Equity Contracts	—	(981)	—	(981)
	$572	$4,518	$—	$5,090

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust